Deposits and Other Receivables - Schedule of Deposits and Other Receivables (Details) - Yangshuo County Xing Yuan Lead-Zinc Mine Co., Ltd. [Member] - USD ($)	Sep. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
Rental receivable	$ 9,318	$ 2,020	$ 30,652
Deposit paid	149,959
Less: allowance for doubtful accounts
Total deposits and other receivables, net	$ 159,277	$ 2,020	$ 30,652